Annual Total Returns[BarChart] - PIMCO Total Return ESG Fund - Institutional	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	3.53%	9.69%	(2.07%)	4.53%	0.41%	2.95%	4.46%	(0.78%)	8.93%	8.97%